Long-Term Indebtedness (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of long-term debt
As of June 30, 2024, December 31, 2023, and July 2, 2023, the principal balance of Former Six Flags' long-term debt consisted of the following:

	As of
(Amounts in thousands)	June 30, 2024	December 31, 2023	July 2, 2023
Term Loan B	$—	$479,000	$479,000
Revolving Credit Facility	205,000	180,000	169,000
2024 Notes	56,867	56,867	56,867
2025 Notes	365,000	365,000	365,000
2027 Notes	500,000	500,000	500,000
2031 Notes	800,000	800,000	800,000
2032 Notes	850,000	—	—
Net discount	(5,355)	(6,167)	(6,580)
Deferred financing costs	(20,049)	(9,221)	(10,962)
Total debt	$2,751,463	$2,365,479	$2,352,325
Less current portion of long-term debt	56,867	56,867	—
Less short-term borrowings	205,000	180,000	169,000
Total long-term debt	$2,489,596	$2,128,612	$2,183,325